Change in Benefit Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 22,527	$ 19,924
Service cost	251	242	212
Interest cost	1,005	964	931
Plan participants' contributions	75	101
Benefits paid	(105)	(237)
Actuarial loss	680	405
Foreign currency exchange rate changes	525	1,128
Benefit obligation at end of year	$ 24,958	$ 22,527	$ 19,924